Basis of preparation - Senior Secured Term Loan Facility and Warrants, Convertible Loan Exchange And Share Purchase (Details) - USD ($)		3 Months Ended	12 Months Ended
	Aug. 15, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 19, 2020
Disclosure of classes of share capital [line items]
Exchange Of Convertible Notes For Warrants	$ 115,000,000
Convertible Notes, Value Converted	$ 117,300,000
Sale of stock, price per share (in USD per share)						$ 19.00
Loss on extinguishment			$ (42,114,000)	$ 0	$ 0
Treasury Stock, Shares		(8,399,419)	(8,399,419)
Purchasers
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	733,568
Sale of stock, price per share (in USD per share)	$ 8.52
Share Subscription Agreement
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		3,123,865	3,123,865
Sale or issue of treasury shares		$ 733,568
Exchange Agreement
Disclosure of classes of share capital [line items]
Sale or issue of treasury shares		2,390,297
Warrants, Tranche One
Disclosure of classes of share capital [line items]
Convertible Notes, Shares Converted	4,412,840
Warrants, Tranche Two
Disclosure of classes of share capital [line items]
Convertible Notes, Shares Converted	2,390,297
Warrants, Tranche One, Price One
Disclosure of classes of share capital [line items]
Convertible Notes, Shares Converted	2,631,578
Warrants, Shares Converted, Exercise Price	$ 24.70
Facility Agreement with Deerfield Partners, L.P.
Disclosure of classes of share capital [line items]
Borrowings		$ 120,000,000	$ 120,000,000
Loss on extinguishment			$ (42,100,000)
Loan Agreement
Disclosure of classes of share capital [line items]
Borrowings	$ 120,000,000
Convertible Notes, Shares Converted	527,295
Warrants, Shares Converted, Exercise Price	$ 8.30
Future Tranche
Disclosure of classes of share capital [line items]
Borrowings	$ 27,500,000